DISCONTINUED OPERATIONS - Reclassification (Details) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025	Dec. 31, 2024
As previously reported
Net Income (loss) from continuing and discontinuing operations	$ 12,751,166	$ (4,657,171)	$ 6,081,421	$ (11,634,510)	$ (16,057,672)	$ (22,508,208)
Less: discontinued operations
Income (loss) from discontinued operations before income taxes	(225,832)	2,236,764	(666,318)	2,128,821	1,179,715	(345,698)
Income tax benefit	(4,900,000)		(4,900,000)		16,086
Income from discontinued operations, net of tax	13,928,079	2,236,764	13,487,593	2,128,821	1,195,801	(345,698)
As currently reported
Revenues	9,794,419	7,885,201	17,439,822	16,139,557	33,072,261	21,078,971
Cost of revenues	6,990,367	5,004,447	12,771,163	10,333,362	22,145,343	15,556,499
Gross profit	2,804,052	2,880,754	4,668,659	5,806,195	10,926,918	5,522,472
Selling, general and administrative expenses	5,397,640	6,421,235	10,118,405	12,556,211	22,314,329	14,388,877
Loss on impairment of intangible assets and goodwill	322,616		322,616		548,492	2,403,628
Loss from operations	(2,916,204)	(3,540,481)	(5,772,362)	(6,750,016)	(11,935,903)	(11,270,033)
Total other income (expense), net	96,902	(85,464)	107,336	162,393	465,826	78,333
Loss from operations before income taxes	(1,176,913)	(6,893,935)	(7,406,172)	(13,763,331)	(17,253,473)	(22,162,510)
Income tax benefit					16,086	0
Net loss from continuing operations	(1,176,913)	(6,893,935)	(7,406,172)	(13,763,331)	(17,253,473)	(22,162,510)
Income / (loss) from discontinued operations, Noncontrolling interests	9,489	2,733	1,665	2,733	(50,006)
Income / (loss) from discontinued operations, Technology Solutions, Inc.	13,918,590	2,234,031	13,485,928	2,126,088	1,245,807	(345,698)
Discontinued operations
As previously reported
Revenues					35,836,809	22,652,885
Cost of revenues					24,371,255	16,706,177
Gross profit					11,465,554	5,946,708
Selling, general and administrative expenses					23,502,849	15,145,429
Loss on impairment of intangible assets					548,492	2,403,628
Loss from operations					(12,585,787)	(11,602,349)
Total other income (expense), net					(3,487,971)	(10,905,859)
Loss from operations before income taxes					(16,073,758)	(22,508,208)
Income tax benefit					16,086
Net Income (loss) from continuing and discontinuing operations					(16,057,672)	(22,508,208)
Less: discontinued operations
Revenues	427,389	776,890	954,539	1,510,877	2,764,548	1,573,914
Cost of revenues	438,695	672,607	965,410	1,318,302	2,225,912	1,149,678
Gross profit	(11,306)	104,283	(10,871)	192,575	538,636	424,236
Selling, general and administrative expenses					1,188,520	756,552
Loss from operations	(164,863)	(260,440)	(533,801)	(324,348)	(649,884)	(332,316)
Total other income (expense), net	(60,969)	2,497,204	(132,517)	2,453,169	1,829,599	(13,382)
Income (loss) from discontinued operations before income taxes	(225,832)	2,236,764	(666,318)	2,128,821	1,179,715	(345,698)
Income tax benefit	(4,900,000)		(4,900,000)		16,086
Income from discontinued operations, net of tax	$ 13,928,079	$ 2,236,764	13,487,593	2,128,821	1,195,801	(345,698)
As currently reported
Revenues					33,072,261	21,078,971
Cost of revenues					22,145,343	15,556,499
Gross profit					10,926,918	5,522,472
Selling, general and administrative expenses					22,314,329	14,388,877
Loss on impairment of intangible assets and goodwill					548,492	2,403,628
Loss from operations					(11,935,903)	(11,270,033)
Total other income (expense), net					(5,317,570)	(10,892,477)
Loss from operations before income taxes					(17,253,473)	(22,162,510)
Net loss from continuing operations					(17,253,473)	(22,162,510)
Income / (loss) from discontinued operations, Noncontrolling interests			1,665	2,733	(50,006)
Income / (loss) from discontinued operations, Technology Solutions, Inc.			$ 12,728,201	$ 2,093,009	$ 1,245,807	$ (345,698)